                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/08

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN ENTERPRISE FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

                                                                  NUMBER OF
DESCRIPTION                                                         SHARES          VALUE
---------------------------------------------------------------------------------------------
COMMON STOCKS   99.1%
AEROSPACE & DEFENSE   6.4%
BE Aerospace, Inc. (a) ................................             47,863     $    1,672,812
General Dynamics Corp. ................................             85,892          7,160,816
Goodrich Corp. ........................................            158,059          9,089,973
Honeywell International, Inc. .........................            195,706         11,041,733
L-3 Communications Holdings, Inc. .....................             62,613          6,846,105
Northrop Grumman Corp. ................................            115,194          8,963,245
Precision Castparts Corp. .............................             87,334          8,915,055
Rockwell Collins, Inc. ................................             59,428          3,396,310
United Technologies Corp. .............................            186,581         12,840,504
                                                                               --------------
                                                                                   69,926,553
                                                                               --------------
AGRICULTURAL PRODUCTS   1.4%
Archer-Daniels-Midland Co. ............................            156,843          6,455,658
Bunge, Ltd. (Bermuda) .................................            107,108          9,305,543
                                                                               --------------
                                                                                   15,761,201
                                                                               --------------
AIR FREIGHT & LOGISTICS   0.2%
UTi Worldwide, Inc. (British Virgin Islands) ..........            126,399          2,538,092
                                                                               --------------

AIRLINES   0.3%
AMR Corp. (a) .........................................            159,904          1,442,334
Continental Airlines, Inc., Class B (a) ...............            104,837          2,016,016
                                                                               --------------
                                                                                    3,458,350
                                                                               --------------
APPAREL RETAIL   1.3%
Chico's FAS, Inc. (a) .................................            250,235          1,779,171
Coldwater Creek, Inc. (a) .............................            381,936          1,928,777
Guess?, Inc. ..........................................             61,058          2,471,017
Men's Wearhouse, Inc. .................................            198,279          4,613,952
Urban Outfitters, Inc. (a) ............................             93,957          2,945,552
                                                                               --------------
                                                                                   13,738,469
                                                                               --------------
APPLICATION SOFTWARE   1.5%
ANSYS, Inc. (a) .......................................            136,452          4,710,323
BEA Systems, Inc. (a) .................................            286,128          5,479,351
Citrix Systems, Inc. (a) ..............................            134,756          3,952,394
Salesforce.com, Inc. (a) ..............................             41,109          2,378,978
                                                                               --------------
                                                                                   16,521,046
                                                                               --------------

ASSET MANAGEMENT & CUSTODY BANKS   0.5%
Franklin Resources, Inc. ..............................             58,186          5,643,460
                                                                               --------------

AUTO PARTS & EQUIPMENT   0.8%
Autoliv, Inc. .........................................             85,700          4,302,140
BorgWarner, Inc. ......................................            113,388          4,879,086
                                                                               --------------
                                                                                    9,181,226
                                                                               --------------
BIOTECHNOLOGY   7.2%
Amgen, Inc. (a) .......................................             44,111          1,842,958
Biogen Idec, Inc. (a) .................................            112,079          6,914,154
Celgene Corp. (a) .....................................            416,880         25,550,575
Genentech, Inc. (a) ...................................            113,645          9,225,701
Gilead Sciences, Inc. (a) .............................            664,589         34,246,271
PDL BioPharma, Inc. (a) ...............................            145,650          1,542,433
                                                                               --------------
                                                                                   79,322,092
                                                                               --------------
BROADCASTING & CABLE TV   1.0%
Comcast Corp., Class A ................................            137,012          2,649,812
DIRECTV Group, Inc. (a) ...............................            209,683          5,198,042
DISH Network Corp., Class A (a) .......................            109,239          3,138,436
                                                                               --------------
                                                                                   10,986,290
                                                                               --------------
CASINOS & GAMING   0.5%
Las Vegas Sands Corp. (a) .............................             22,079          1,625,897
Scientific Games Corp., Class A (a) ...................             76,625          1,617,554
Wynn Resorts, Ltd. ....................................             25,837          2,600,236
                                                                               --------------
                                                                                    5,843,687
                                                                               --------------
COMMUNICATIONS EQUIPMENT   6.3%
ADC Telecommunications, Inc. (a) ......................            248,231          2,998,631
Ciena Corp. (a) .......................................            116,241          3,583,710
Cisco Systems, Inc. (a) ...............................            493,710         11,893,474
Corning, Inc. .........................................            760,499         18,282,396
EchoStar Corp., Class A (a) ...........................             21,848            645,390
Harris Corp. ..........................................            110,581          5,366,496
QUALCOMM, Inc. ........................................            265,035         10,866,435
Research In Motion, Ltd. (Canada) (a) .................            133,632         14,997,519
                                                                               --------------
                                                                                   68,634,051
                                                                               --------------
COMPUTER & ELECTRONICS RETAIL   1.2%
Circuit City Stores, Inc. .............................            371,024          1,476,676
GameStop Corp., Class A (a) ...........................            225,113         11,640,593
                                                                               --------------
                                                                                   13,117,269
                                                                               --------------
COMPUTER HARDWARE   7.5%
Apple, Inc. (a) .......................................            260,318         37,355,633
Diebold, Inc. .........................................             79,746          2,994,462

Hewlett-Packard Co. ...................................            407,912         18,625,262
IBM Corp. .............................................            203,125         23,387,813
                                                                               --------------
                                                                                   82,363,170
                                                                               --------------
COMPUTER STORAGE & PERIPHERALS   1.7%
EMC Corp. (a) .........................................            563,323          8,078,052
NetApp, Inc. (a) ......................................             99,089          1,986,734
QLogic Corp. (a) ......................................            175,484          2,693,679
Seagate Technology (Cayman Islands) ...................            287,625          6,022,868
                                                                               --------------
                                                                                   18,781,333
                                                                               --------------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   2.4%
Cummins, Inc. .........................................            103,865          4,862,959
Deere & Co. ...........................................            120,249          9,672,830
Manitowoc Co., Inc. ...................................            154,098          6,287,198
Terex Corp. (a) .......................................             86,234          5,389,625
                                                                               --------------
                                                                                   26,212,612
                                                                               --------------
CONSUMER ELECTRONICS   0.3%
Garmin, Ltd. (Cayman Islands) .........................             60,342          3,259,071
                                                                               --------------

CONSUMER FINANCE   0.2%
First Marblehead Corp. ................................            332,252          2,478,600
                                                                               --------------

DATA PROCESSING & OUTSOURCED SERVICES   1.0%
Alliance Data Systems Corp. (a) .......................             82,500          3,919,575
Global Payments, Inc. .................................            175,476          7,257,687
                                                                               --------------
                                                                                   11,177,262
                                                                               --------------
DEPARTMENT STORES   0.2%
Nordstrom, Inc. .......................................             54,479          1,776,015
                                                                               --------------

DIVERSIFIED METALS & MINING   2.8%
Companhia Vale do Rio Doce - ADR (Brazil) .............            407,327         14,109,807
Freeport-McMoRan Copper & Gold, Inc. ..................             83,356          8,020,515
Southern Copper Corp. .................................             86,716          9,003,722
                                                                               --------------
                                                                                   31,134,044
                                                                               --------------
DRUG RETAIL   3.5%
CVS Caremark Corp. ....................................            951,628         38,550,450
                                                                               --------------

ELECTRONIC EQUIPMENT MANUFACTURERS   1.3%
Amphenol Corp., Class A ...............................            185,783          6,920,417
National Instruments Corp. ............................            262,657          6,865,854
                                                                               --------------
                                                                                   13,786,271
                                                                               --------------
ELECTRONIC MANUFACTURING SERVICES   0.1%
Jabil Circuit, Inc. ...................................            136,998          1,296,001
                                                                               --------------

ENVIRONMENTAL & FACILITIES SERVICES   0.6%
Waste Management, Inc. ................................            195,497          6,560,879
                                                                               --------------

FERTILIZERS & AGRICULTURAL CHEMICALS   1.8%
Monsanto Co. ..........................................            176,916         19,726,134
                                                                               --------------

FOOTWEAR   1.2%
Crocs, Inc. (a) .......................................             61,331          1,071,453
NIKE, Inc., Class B ...................................            182,458         12,407,144
                                                                               --------------
                                                                                   13,478,597
                                                                               --------------
HEALTH CARE DISTRIBUTORS   0.3%
McKesson Corp. ........................................             67,696          3,545,240
                                                                               --------------

HEALTH CARE EQUIPMENT   1.2%
Hologic, Inc. (a) .....................................             36,608          2,035,405
Intuitive Surgical, Inc. (a) ..........................              7,875          2,554,256
Stryker Corp. .........................................            133,115          8,659,131
                                                                               --------------
                                                                                   13,248,792
                                                                               --------------
HEALTH CARE SERVICES   2.4%
Express Scripts, Inc. (a) .............................            213,856         13,755,218
Medco Health Solutions, Inc. (a) ......................            233,021         10,203,990
Omnicare, Inc. ........................................            106,258          1,929,645
                                                                               --------------
                                                                                   25,888,853
                                                                               --------------
HEALTH CARE TECHNOLOGY   0.3%
Cerner Corp. (a) ......................................             43,347          1,615,976
HLTH Corp. (a) ........................................            189,066          1,803,690
                                                                               --------------
                                                                                    3,419,666
                                                                               --------------
HOME ENTERTAINMENT SOFTWARE   0.2%
Electronic Arts, Inc. (a) .............................             42,285          2,110,867
                                                                               --------------

HOME FURNISHINGS   0.3%
Tempur-Pedic International, Inc. ......................            338,782          3,726,602
                                                                               --------------

HOMEBUILDING   0.2%
Centex Corp. ..........................................            101,871          2,466,297
                                                                               --------------

HOUSEHOLD PRODUCTS   1.7%
Colgate-Palmolive Co. .................................            129,447         10,085,216
Procter & Gamble Co. ..................................            121,361          8,503,765
                                                                               --------------
                                                                                   18,588,981
                                                                               --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES   0.1%
Monster Worldwide, Inc. (a) ...........................             51,827          1,254,732
                                                                               --------------

INTEGRATED OIL & GAS   2.2%
ConocoPhillips ........................................            191,856         14,621,346
Exxon Mobil Corp. .....................................            114,366          9,673,076
                                                                               --------------
                                                                                   24,294,422
                                                                               --------------

INTERNET RETAIL   0.4%
Amazon.com, Inc. (a) ..................................             27,736          1,977,577
Expedia, Inc. (a) .....................................             42,169            923,079
NutriSystem, Inc. (a) .................................             90,610          1,365,493
                                                                               --------------
                                                                                    4,266,149
                                                                               --------------
INTERNET SOFTWARE & SERVICES   2.5%
Akamai Technologies, Inc. (a) .........................             70,536          1,986,294
eBay, Inc. (a) ........................................            443,544         13,235,353
Google, Inc., Class A (a) .............................             23,342         10,281,451
WebMD Health Corp., Class A (a) .......................             62,180          1,465,582
                                                                               --------------
                                                                                   26,968,680
                                                                               --------------
INVESTMENT BANKING & BROKERAGE   2.2%
Goldman Sachs Group, Inc. .............................             99,087         16,387,999
Merrill Lynch & Co., Inc. .............................            202,945          8,267,979
                                                                               --------------
                                                                                   24,655,978
                                                                               --------------
IT CONSULTING & OTHER SERVICES   1.3%
Accenture, Ltd., Class A (Bermuda) ....................            276,057          9,708,925
Cognizant Technology Solutions Corp., Class A (a)  ....             74,250          2,140,627
Infosys Technologies, Ltd. - ADR (India) ..............             77,825          2,783,800
                                                                               --------------
                                                                                   14,633,352
                                                                               --------------
MANAGED HEALTH CARE   2.5%
Aetna, Inc. ...........................................            203,211          8,553,151
Humana, Inc. (a) ......................................            169,445          7,601,303
UnitedHealth Group, Inc. (b) ..........................            315,955         10,856,214
                                                                               --------------
                                                                                   27,010,668
                                                                               --------------
MOVIES & ENTERTAINMENT   0.9%
DreamWorks Animation SKG, Inc., Class A (a) ...........            189,630          4,888,662
Walt Disney Co. .......................................            150,848          4,733,610
                                                                               --------------
                                                                                    9,622,272
                                                                               --------------
OIL & GAS DRILLING   1.3%
ENSCO International, Inc. .............................             43,926          2,750,646
Noble Corp. (Cayman Islands) ..........................            123,453          6,131,911
Pride International, Inc. (a) .........................             77,834          2,720,298
Transocean, Inc. (Cayman Islands) (a) .................             18,319          2,476,729
                                                                               --------------
                                                                                   14,079,584
                                                                               --------------
OIL & GAS EQUIPMENT & SERVICES   1.6%
BJ Services Co. .......................................            105,938          3,020,292
Grant Prideco, Inc. (a) ...............................            113,260          5,574,657
Helix Energy Solutions Group, Inc. (a) ................             60,907          1,918,571
National-Oilwell Varco, Inc. (a) ......................             35,511          2,073,132
Superior Energy Services, Inc. (a) ....................             73,236          2,901,610

TETRA Technologies, Inc. (a) ..........................            147,302          2,333,264
                                                                               --------------
                                                                                   17,821,526
                                                                               --------------
OIL & GAS REFINING & MARKETING   0.9%
Valero Energy Corp. ...................................            205,423         10,088,324
                                                                               --------------

OIL & GAS STORAGE & TRANSPORTATION   0.6%
Frontline, Ltd. (Bermuda) .............................            137,003          6,304,878
                                                                               --------------

OTHER DIVERSIFIED FINANCIAL SERVICES   1.3%
Bank of America Corp. .................................            273,348         10,362,622
Citigroup, Inc. .......................................            193,854          4,152,353
                                                                               --------------
                                                                                   14,514,975
                                                                               --------------
PERSONAL PRODUCTS   0.4%
Bare Escentuals, Inc. (a) .............................            186,195          4,360,687
                                                                               --------------

PHARMACEUTICALS   2.8%
APP Pharmaceuticals, Inc. (a) .........................            239,545          2,893,704
Johnson & Johnson .....................................             65,309          4,236,595
Merck & Co., Inc. .....................................            307,975         11,687,651
Schering-Plough Corp. .................................            348,130          5,016,553
Teva Pharmaceutical Industries, Ltd. - ADR (Israel) ...            151,419          6,994,044
                                                                               --------------
                                                                                   30,828,547
                                                                               --------------
PROPERTY & CASUALTY INSURANCE   0.7%
CNA Financial Corp. ...................................            290,513          7,492,330
                                                                               --------------

RAILROADS   2.0%
Burlington Northern Santa Fe Corp. ....................             47,961          4,422,963
CSX Corp. .............................................            121,824          6,830,672
Union Pacific Corp. ...................................             82,122         10,296,456
                                                                               --------------
                                                                                   21,550,091
                                                                               --------------
RESTAURANTS   1.9%
McDonald's Corp. ......................................            281,872         15,720,001
Panera Bread Co., Class A (a) .........................             70,374          2,947,967
Starbucks Corp. (a) ...................................            123,489          2,161,058
                                                                               --------------
                                                                                   20,829,026
                                                                               --------------
SEMICONDUCTOR EQUIPMENT   1.0%
MEMC Electronic Materials, Inc. (a) ...................            162,078         11,491,330
                                                                               --------------

SEMICONDUCTORS   2.8%
Cypress Semiconductor Corp. (a) .......................             70,134          1,655,864
Integrated Device Technology, Inc. (a) ................            219,511          1,960,233
LSI Corp. (a) .........................................            456,909          2,261,699
NVIDIA Corp. (a) ......................................            348,092          6,888,741
PMC - Sierra, Inc. (a) ................................          1,205,911          6,873,693

Texas Instruments, Inc. ...............................            397,087         11,225,649
                                                                               --------------
                                                                                   30,865,879
                                                                               --------------
SOFT DRINKS   2.0%
Coca-Cola Co. .........................................            179,355         10,917,339
Hansen Natural Corp. (a) ..............................            148,774          5,251,722
Pepsi Bottling Group, Inc. ............................            162,034          5,494,573
                                                                               --------------
                                                                                   21,663,634
                                                                               --------------
SPECIALIZED FINANCE   1.2%
CME Group, Inc. .......................................              7,522          3,528,570
Nasdaq Stock Market, Inc. (a) .........................            173,397          6,703,528
NYSE Euronext .........................................             38,899          2,400,458
                                                                               --------------
                                                                                   12,632,556
                                                                               --------------
SPECIALTY STORES   0.2%
Office Depot, Inc. (a) ................................            179,311          1,981,387
                                                                               --------------

STEEL   0.8%
Steel Dynamics, Inc. ..................................            260,154          8,595,488
                                                                               --------------

SYSTEMS SOFTWARE   2.7%
McAfee, Inc. (a) ......................................            173,918          5,754,947
Microsoft Corp. .......................................            413,503         11,735,215
Oracle Corp. (a) ......................................            357,484          6,992,387
Red Hat, Inc. (a) .....................................            212,682          3,911,222
VMware, Inc., Class A (a) .............................             27,569          1,180,504
                                                                               --------------
                                                                                   29,574,275
                                                                               --------------
THRIFTS & MORTGAGE FINANCE   0.9%
Federal Home Loan Mortgage Corp. ......................             75,177          1,903,482
Federal National Mortgage Association .................             66,883          1,760,360
MGIC Investment Corp. .................................            274,773          2,893,360
Radian Group, Inc. ....................................            443,822          2,915,910
                                                                               --------------
                                                                                    9,473,112
                                                                               --------------
TOBACCO   1.5%
Altria Group, Inc. ....................................            144,374          3,205,103
Loews Corp. - Carolina Group ..........................             79,533          5,770,119
Philip Morris International, Inc. (a) .................            144,374          7,302,437
                                                                               --------------
                                                                                   16,277,659
                                                                               --------------
TRUCKING   0.2%
Avis Budget Group, Inc. (a) ...........................            193,515          2,055,129
                                                                               --------------

WIRELESS TELECOMMUNICATION SERVICES   0.4%
America Movil, SA de CV, Ser L - ADR (Mexico) .........             65,728          4,186,216
                                                                               --------------

TOTAL INVESTMENTS  99.1%
  (Cost $1,024,365,022) ..................................................      1,087,620,409

OTHER ASSETS IN EXCESS OF LIABILITIES  0.9% ..............................          9,739,571
                                                                               --------------

NET ASSETS 100.0% ........................................................     $1,097,359,980
                                                                               ==============



Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.
(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR - American Depositary Receipt


FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2008:

                                                                                   UNREALIZED
                                                                                  APPRECIATION/
                                                                   CONTRACTS      DEPRECIATION
LONG CONTRACTS:
S & P Mini 500 Index Futures, June 2008 (Current Notional
   Value of $66,200 per contract) .................                   121           $ 91,503
                                                                      ===           ========

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund's investments carried at value:

                              INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                SECURITIES       INSTRUMENTS*
----------------              --------------   ---------------
Level 1 - Quoted Prices       $1,087,620,409       $91,503
Level 2 - Other Significant
Observable Inputs                        -0-           -0-
Level 3 - Significant
Unobservable Inputs                      -0-           -0-
                              --------------       -------
TOTAL                         $1,087,620,409       $91,503
                              ==============       =======

*    Other financial instruments include futures, forwards and swap contracts.

SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Enterprise Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008